Commitments- Fees and expenses (Details) - Co-location, bandwidth fees, licensed copyrights and marketing expenses - CNY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Commitments
No later than 1 year	¥ 19,737	¥ 8,295
Later than 1 year and no later than 5 years	12,097	10,593
More than 5 years	3,672	3,678
Total	¥ 35,506	¥ 22,566